As filed with the Securities and Exchange Commission on February 19, 2010

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:  811-05631

                         First Pacific Mutual Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2756 Woodlawn Drive, Suite #6-201
                              Honolulu, HI  96822
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                           Drinker Biddle & Reath LLP
                          One Logan Square, Suite 2000
                             Philadelphia, PA  19103
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (808) 988-8088
                                 --------------
                Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30, 2009
                                 ---------------

                   Date of reporting period:  December 31, 2009
                                 -----------------

Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

                       HAWAII MUNICIPAL BONDS - 95.52%
		Hawaii County
			General Obligation Bonds - 1.28%
$       300,000               5.600%,     05/01/11     $      318,204
        350,000               5.000%,     07/15/11            371,133
      1,000,000               5.000%,     07/15/22          1,053,060
        370,000               5.000%,     07/15/24            388,766
                                                            2,131,163

		Hawaii State
			General Obligation Bonds - 4.37%
      1,500,000               5.000%,     08/01/20          1,567,260
      1,195,000               5.000%,     06/01/22          1,340,587
      4,000,000               5.000%,     05/01/27          4,351,320
                                                            7,259,167

			Airport Systems Revenue Bonds - 17.18%
      2,000,000               8.000%,     07/01/11          2,157,340
        250,000               6.900%,     07/01/12            261,063
        500,000               6.900%,     07/01/12            522,125
        250,000               6.375%,     07/01/12            257,083
      4,580,000               6.500%,     07/01/13          4,708,423
      4,000,000               6.500%,     07/01/14          4,106,240
        500,000               6.500%,     07/01/15            512,645
      3,000,000               5.750%,     07/01/15          3,107,040
      2,500,000               5.750%,     07/01/16          2,574,900
      3,235,000               5.750%,     07/01/17          3,317,751
      6,000,000               5.625%,     07/01/18          6,115,800
        855,000               5.250%,     07/01/21            860,207
                                                           28,500,617

			Certificates of Participation - # 1 Capital District - 1.07%
      1,750,000               5.500%,     05/01/20          1,779,260

			Certificates of Participation  -
                               State Office Buildings - 5.15%
      1,500,000               5.000%,     05/01/15          1,661,205
      4,200,000               5.000%,     05/01/17          4,612,020
      1,150,000               5.000%,     05/01/18          1,257,019
        500,000               4.000%,     05/01/19            505,415
        500,000               4.000%,     05/01/20            502,500
                                                            8,538,159


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.41%
$       400,000               4.950%,     04/01/12     $      415,672
      5,430,000               5.750%,     12/01/18          5,461,874
        125,000               6.150%,     01/01/20            125,482
      1,125,000               5.700%,     07/01/20          1,130,861
        115,000               5.450%,     11/01/23            115,251
     10,225,000               5.650%,     10/01/27         10,190,030
      8,085,000               6.200%,     11/01/29          8,125,102
      2,400,000               5.100%,     09/01/32          2,186,664
      1,380,000               4.650%,     03/01/37          1,144,586
                                                           28,895,522

				Chaminade University - 2.25%
         95,000               4.000%,     01/01/11             95,576
      2,600,000               5.000%,     01/01/26          2,505,724
      1,270,000               4.700%,     01/01/31          1,128,497
                                                            3,729,797

				Hawaii Pacific Health - 0.69%
      1,140,000               5.600%,     07/01/33          1,142,485

				Hawaii Mid-Pacific Institute - 1.24%
      2,085,000               5.000%,     01/01/26          2,053,433

				Kapiolani Health Care System - 1.26%
      2,080,000               6.400%,     07/01/13          2,090,192

				Kuakini Hawaii Health System - 0.34%
        570,000               6.300%,     07/01/22            572,063

				Kahala Nui - 4.50%
      7,000,000               8.000%,     11/15/33          7,474,110







See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

				Wilcox Hospital - 1.40%
$       900,000               5.250%,     07/01/13     $      906,516
      1,250,000               5.350%,     07/01/18          1,253,963
        160,000               5.500%,     07/01/28            160,072
                                                            2,320,551

                  Harbor Capital Improvements Revenue Bonds - 4.12%
         70,000               5.750%,     07/01/10             71,786
        150,000               5.000%,     07/01/12            159,133
      1,580,000               5.250%,     01/01/16          1,713,668
      1,665,000               5.375%,     01/01/17          1,797,867
        500,000               5.500%,     07/01/19            519,140
      2,005,000               5.250%,     01/01/21          2,041,010
        520,000               5.750%,     07/01/29            526,328
                                                            6,828,932

			Hawaii Health Systems - 1.22%
        645,000               3.800%,     02/15/13            646,503
      1,370,000               4.700%,     02/15/19          1,370,973
                                                            2,017,476

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 7.27%
        220,000               4.650%,     07/01/12            223,195
        380,000               4.800%,     07/01/13            386,133
        120,000               5.250%,     07/01/13            120,650
      3,940,000               5.350%,     07/01/18          3,950,993
      3,805,000               5.400%,     07/01/29          3,812,077
        280,000               5.750%,     07/01/30            280,112
      2,225,000               5.375%,     07/01/33          2,234,456
      1,025,000               5.000%,     07/01/36          1,056,939
                                                           12,064,555

				HCDC Rental Housing System Revenue Bonds - 3.86%
        100,000               3.700%,     01/01/13            101,276
        810,000               4.750%,     07/01/22            819,250
        600,000               4.750%,     07/01/23            608,694
        895,000               5.000%,     07/01/24            914,663
        100,000               5.000%,     07/01/25            101,433
        990,000               6.000%,     07/01/26          1,073,081
      1,055,000               6.000%,     07/01/27          1,136,393
        785,000               6.000%,     07/01/28            840,657
        750,000               6.000%,     07/01/29            800,257
                                                            6,395,704

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

			Department of Hawaiian Homelands - 2.51%
   $  1,000,000               5.875%,     04/01/34    $     1,039,250
      3,000,000               6.000%,     04/01/39          3,124,830
                                                            4,164,080

				Hawaiian Homelands - COP Kapolei - 2.78%
        210,000               3.750%,     11/01/16            219,906
        950,000               4.125%,     11/01/23            962,084
      3,295,000               5.000%,     11/01/31          3,425,943
                                                            4,607,933

			University of Hawaii - Revenue Bonds - 3.55%
        100,000               4.000%,     07/15/16            105,764
      1,500,000               5.000%,     10/01/23          1,624,545
      1,740,000               3.500%,     07/15/27          1,552,028
      2,500,000               5.000%,     07/15/29          2,604,400
                                                            5,886,737

		Honolulu City & County
			General Obligation Bonds - 2.47%
        170,000               4.850%,     02/01/10            170,527
        365,000               6.000%,     11/01/10            381,921
      1,000,000               5.000%,     07/01/22          1,093,210
      2,000,000               5.000%,     07/01/23          2,157,880
        275,000               5.000%,     07/01/31            288,104
                                                            4,091,642

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Sunset Villas - 4.23%
      2,955,000               5.600%,     07/20/21          3,095,599
      2,965,000               5.700%,     07/20/31          3,107,676
        775,000               5.750%,     01/20/36            812,502
                                                            7,015,777











See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

				Waipahu - 1.22%
$     2,005,000               6.900%,     06/20/35    $     2,022,002

			Waste System Revenue - 0.13%
        200,000               5.500%,     07/01/11            214,292


		Kauai County
			General Obligation Bonds - 2.39%
      1,065,000               5.000%,     08/01/25          1,085,895
      2,780,000               5.000%,     08/01/27          2,887,948
                                                            3,973,843

			Housing Authority Paanau Project - 0.34%
        575,000               7.250%,     04/01/12            560,913

		Maui County
			General Obligation Bonds - 1.29%
      1,000,000               5.000%,     07/01/23          1,076,740
      1,000,000               5.000%,     07/01/24          1,071,970
                                                            2,148,710

     Total Hawaii Municipal Bonds (Cost $156,785,782)     158,479,115













See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2009 (Unaudited)

	                                                      Value
       Par Value                                          (Note 1 (A))

                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.23%

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$       100,000               7.300%,     10/01/18     $      121,813

			Public Finance Authority, Series A - 0.16%
        250,000               5.000%,     07/01/14            262,037

     Total Virgin Islands Municipal Bonds (Cost $360,203)     383,850



Total Investments (Cost $157,145,985) (a) 95.75%          158,862,965
Other Assets Less Liabilities              4.25%            7,057,573
Net Assets                               100.00%         $165,920,538



  (a)  Aggregate cost for federal income tax purposes is $157,001,965.


At December 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation           $ 2,780,256
                  Gross unrealized (depreciation)            (919,256)
                  Net unrealized appreciation             $ 1,861,000

















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of
1940, as a non-diversified open-end management company.   Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

      Description       Level 1       Level 2       Level 3       Total
      Municipal Bonds    $-0-      $158,862,965      $-0-     $158,862,965


(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS

	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis.   Bond discounts and premiums
	are amortized using the interest method.   Distributions to
	shareholders are declared daily and reinvested or paid in cash monthly.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

(2)	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Disclosures about Derivative Instruments and Hedging Activities ("Derivative Disclosure") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. Derivative Disclosure is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund did not enter into any derivative or hedging activities that require additional disclosure during the period covered by this report. Therefore, the Fund has concluded that Derivative Disclosure had no impact on the Fund's financial statement disclosures.


(3)	SUBSEQUENT EVENTS DISCLOSURE

Subsequent Events Disclosure is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. Subsequent Events Disclosure is effective for interim or annual financial periods ending after June 15, 2009. The Fund has evaluated events and transactions for potential recognition or disclosure through February 18, 2010, the date the Financial Statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

                               SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 18, 2010
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 18, 2010
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 18, 2010
-------------------------------------